Other Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
OTHER INCOME.
Unrealized gains (losses) recognized in earnings	$ 129	$ (37)
Gains (losses) on inventory valuation	13	(39)
Risk management activities	126	(19)
Investment and interest income	34	162
Insurance proceeds	120	76
Change in value of pipeline commitments and other	22	(18)
Other income	$ 444	$ 125